Schedule of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (2,725,775)	$ (17,642,162)	$ (8,434,781)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	(2,849,361)	(17,263,385)	(8,231,370)
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ 123,586	$ (378,777)	$ (203,411)